ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit Liabilities
Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit liabilities as of December 31, 2018 and 2017 were as follows:

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
December 31, 2018:
Subject to discretionary withdrawal:
With fair value adjustment	$183.5	$—	$—	$183.5	16.8%
At book value less current surrender charge of 5% or more	2.6	—	—	2.6	0.3%
At fair value	—	—	527.5	527.5	48.3%
Total with adjustment or at fair value	186.1	—	527.5	713.6	65.4%

At book value without adjustment (minimal or no charge or adjustment)	302.7	—	—	302.7	27.7%
Not subject to discretionary withdrawal	75.3	—	—	75.3	6.9%
Total direct and assumed	564.1	—	527.5	1,091.6	100.0%

Less: Reinsurance ceded	559.2	—	—	559.2
Total (net)	$4.9	$—	$527.5	$532.4
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(1) The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
December 31, 2017:
Subject to discretionary withdrawal:
With fair value adjustment	$194.3	$—	$—	$194.3	16.0%
At book value less current surrender charge of 5% or more	2.9	—	—	2.9	0.2%
At fair value	—	—	637.0	637.0	52.6%
Total with adjustment or at fair value	197.2	—	637.0	834.2	68.8%

At book value without adjustment (minimal or no charge or adjustment)	298.8	—	—	298.8	24.6%
Not subject to discretionary withdrawal	79.2	—	—	79.2	6.6%
Total direct and assumed	575.2	—	637.0	1,212.2	100.0%

Less: Reinsurance ceded	571.2	—	—	571.2
Total (net)	$4.0	$—	$637.0	$641.0
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(1) The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.